Intangible and tangible assets - Facilities and equipment under leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tangible assets
Assets under leases
Right-of-use assets	$ 7,113
Property, plant and equipment under finance leases		$ 1,698	$ 1,059
Tangible assets | Gross value/Cost
Assets under leases
Right-of-use assets	9,068
Property, plant and equipment under finance leases		2,442	1,642
Tangible assets | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(1,955)
Property, plant and equipment under finance leases		(744)	(583)
Tangible assets | Exploration and production activities
Assets under leases
Right-of-use assets	1,965
Tangible assets | Exploration and production activities | Gross value/Cost
Assets under leases
Right-of-use assets	2,482
Tangible assets | Exploration and production activities | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(517)
Tangible assets | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	5,148
Tangible assets | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	6,586
Tangible assets | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(1,438)
Land | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	927
Land | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,031
Land | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(104)
Machinery, plant and equipment
Assets under leases
Property, plant and equipment under finance leases		1,173	672
Machinery, plant and equipment | Gross value/Cost
Assets under leases
Property, plant and equipment under finance leases		1,778	1,140
Machinery, plant and equipment | Depreciation, amortization and impairment
Assets under leases
Property, plant and equipment under finance leases		(605)	(468)
Machinery, plant and equipment | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	2,528
Machinery, plant and equipment | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	3,527
Machinery, plant and equipment | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(999)
Buildings
Assets under leases
Property, plant and equipment under finance leases		65	67
Buildings | Gross value/Cost
Assets under leases
Property, plant and equipment under finance leases		121	124
Buildings | Depreciation, amortization and impairment
Assets under leases
Property, plant and equipment under finance leases		(56)	(57)
Buildings | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	1,344
Buildings | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,545
Buildings | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(201)
Other
Assets under leases
Property, plant and equipment under finance leases		460	320
Other | Gross value/Cost
Assets under leases
Property, plant and equipment under finance leases		543	378
Other | Depreciation, amortization and impairment
Assets under leases
Property, plant and equipment under finance leases		$ (83)	$ (58)
Other | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	349
Other | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	483
Other | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	$ (134)